Federated Hermes Total Return Bond ETF
Portfolio of Investments
September 30, 2024 (unaudited)
Principal Amount, Shares or Contracts		Value in U.S. Dollars
	U.S. TREASURIES—32.6%
	U.S. Treasury Bonds—4.3%
$ 1,700,000	United States Treasury Bond, 4.250%, 2/15/2054	$ 1,732,441
5,285,800	United States Treasury Bond, 4.250%, 8/15/2054	5,398,088
249,000	United States Treasury Bond, 4.500%, 2/15/2044	259,796
2,950,000	United States Treasury Bond, 4.625%, 5/15/2054	3,199,891
	TOTAL	10,590,216
	U.S. Treasury Notes—28.3%
63,800	United States Treasury Note, 0.750%, 5/31/2026	60,772
76,300	United States Treasury Note, 0.750%, 8/31/2026	72,222
69,600	United States Treasury Note, 0.875%, 9/30/2026	65,926
75,000	United States Treasury Note, 1.250%, 11/30/2026	71,318
72,700	United States Treasury Note, 1.250%, 12/31/2026	69,035
66,400	United States Treasury Note, 1.500%, 8/15/2026	63,802
650,000	United States Treasury Note, 3.375%, 9/15/2027	646,699
7,200,000	United States Treasury Note, 3.625%, 8/31/2029	7,223,019
17,000,000	United States Treasury Note, 3.750%, 8/31/2026	17,026,187
7,400,000	United States Treasury Note, 3.750%, 8/15/2027	7,435,991
9,825,000	United States Treasury Note, 3.750%, 8/31/2031	9,878,069
6,350,000	United States Treasury Note, 3.875%, 8/15/2034	6,394,671
666,000	United States Treasury Note, 4.000%, 2/29/2028	675,155
400,000	United States Treasury Note, 4.000%, 7/31/2029	407,654
2,455,000	United States Treasury Note, 4.000%, 2/15/2034	2,497,384
1,252,000	United States Treasury Note, 4.125%, 2/15/2027	1,266,458
550,000	United States Treasury Note, 4.125%, 7/31/2031	565,474
3,231,000	United States Treasury Note, 4.250%, 2/28/2029	3,320,907
596,000	United States Treasury Note, 4.250%, 6/30/2029	613,563
1,086,000	United States Treasury Note, 4.250%, 6/30/2031	1,124,463
150,000	United States Treasury Note, 4.375%, 7/31/2026	151,826
1,246,000	United States Treasury Note, 4.375%, 5/15/2034	1,305,057
1,900,000	United States Treasury Note, 4.500%, 3/31/2026	1,919,960
1,950,000	United States Treasury Note, 4.500%, 4/15/2027	1,992,614
750,000	United States Treasury Note, 4.625%, 2/28/2026	758,352
550,000	United States Treasury Note, 4.625%, 6/15/2027	564,892
3,900,000	United States Treasury Note, 4.625%, 4/30/2029	4,073,364
	TOTAL	70,244,834
	TOTAL U.S. TREASURIES (IDENTIFIED COST $79,999,365)	80,835,050
	CORPORATE BONDS—23.5%
	Basic Industry - Chemicals—0.1%
14,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	15,245
184,000	RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	179,565
	TOTAL	194,810
	Basic Industry - Metals & Mining—0.4%
331,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	294,645
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.625%, 4/1/2030	207,868
291,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	301,800

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Basic Industry - Metals & Mining—continued
$ 123,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	$ 86,830
150,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.634%, 4/4/2034	156,543
	TOTAL	1,047,686
	Basic Industry - Paper—0.1%
200,000	Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	206,613
	Capital Goods - Aerospace & Defense—0.8%
508,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	454,087
305,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	208,583
144,000	General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	143,130
140,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	145,524
187,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	185,687
49,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	48,577
216,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	212,541
257,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	263,604
27,000	Northrop Grumman Corp., Sr. Deb., 7.750%, 2/15/2031	31,651
176,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	182,973
88,500	Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	88,077
	TOTAL	1,964,434
	Capital Goods - Building Materials—0.2%
44,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	42,984
170,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	177,671
176,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	192,088
	TOTAL	412,743
	Capital Goods - Construction Machinery—0.4%
487,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	498,377
24,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	24,128
70,000	John Deere Capital Corp., Sr. Unsecd. Note, 4.200%, 7/15/2027	70,576
341,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	333,315
	TOTAL	926,396
	Capital Goods - Diversified Manufacturing—0.4%
58,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	56,907
250,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2032	257,242
200,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	210,456
145,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	146,648
63,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	59,988
29,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	25,230
117,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	123,673
	TOTAL	880,144
	Communications - Cable & Satellite—0.5%
62,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.250%, 4/1/2053	50,663
408,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	416,619
140,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	105,926
118,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	106,506
558,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	557,051
22,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	23,985
77,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	66,764
	TOTAL	1,327,514
	Communications - Media & Entertainment—0.6%
214,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	218,333

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 338,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	$ 328,574
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	106,807
62,000	Meta Platforms, Inc., Unsecd. Note, 5.600%, 5/15/2053	67,220
226,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	231,551
67,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	59,407
129,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	103,103
316,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	316,187
	TOTAL	1,431,182
	Communications - Telecom Wireless—0.7%
275,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	253,912
28,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	24,995
425,000	American Tower Corp., Sr. Unsecd. Note, 4.050%, 3/15/2032	408,104
182,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	129,610
160,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	159,898
157,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	120,575
456,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	443,447
153,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2031	143,966
94,500	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	94,279
	TOTAL	1,778,786
	Communications - Telecom Wirelines—0.5%
301,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	289,733
434,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	392,395
275,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	280,638
83,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	77,442
234,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	220,508
133,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	108,619
	TOTAL	1,369,335
	Consumer Cyclical - Automotive—0.7%
45,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	45,804
347,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	320,792
398,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	407,334
123,000	General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	117,916
131,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	135,446
286,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	291,100
42,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	43,566
255,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	262,419
24,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	23,936
	TOTAL	1,648,313
	Consumer Cyclical - Retailers—0.3%
80,500	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	72,014
324,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	324,207
136,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.600%, 4/20/2030	120,128
36,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	33,489
127,500	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	121,733
24,000	Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	23,960
84,500	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	87,933
25,000	WalMart, Inc., Sr. Unsecd. Note, 3.700%, 6/26/2028	24,988
	TOTAL	808,452

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—0.1%
$ 25,000	Amazon.com, Inc., Sr. Unsecd. Note, 1.500%, 6/3/2030	$ 21,872
95,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	93,260
104,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	97,804
	TOTAL	212,936
	Consumer Cyclical Services—0.0%
107,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	105,768
	Consumer Non-Cyclical - Food/Beverage—0.7%
86,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	86,346
417,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	410,085
75,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	71,290
35,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	35,912
90,000	Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	82,958
260,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	241,190
163,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	165,027
10,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	10,104
200,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	188,757
13,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	11,506
76,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	71,740
184,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 3/19/2030	172,331
200,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	179,258
103,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	108,528
	TOTAL	1,835,032
	Consumer Non-Cyclical - Health Care—0.9%
200,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	182,495
288,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	279,386
85,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	73,397
60,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	56,076
83,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	78,311
117,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	119,538
113,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 1/30/2031	116,345
200,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	132,782
350,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.150%, 6/15/2029	363,149
45,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	45,848
276,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	295,417
134,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	126,278
24,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	24,627
31,000	HCA, Inc., Sr. Unsecd. Note, 5.450%, 4/1/2031	32,299
74,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	77,738
82,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	86,641
25,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	24,949
	TOTAL	2,115,276
	Consumer Non-Cyclical - Pharmaceuticals—1.1%
146,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	145,904
37,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	36,221
162,500	AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	162,540
282,000	AbbVie, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2054	299,021
35,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	31,967
402,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	360,841
121,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	125,970

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 100,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	$ 97,992
550,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	542,806
126,500	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	112,972
97,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	102,760
60,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	59,770
56,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	51,805
160,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	140,493
21,000	Johnson & Johnson, Sr. Unsecd. Note, 3.500%, 1/15/2048	17,486
12,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	12,178
87,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	88,679
152,000	Pfizer, Inc., Sr. Unsecd. Note, 2.625%, 4/1/2030	141,010
78,500	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	67,828
200,000	Roche Holdings, Inc., Sr. Unsecd. Note, 144A, 4.203%, 9/9/2029	201,006
50,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	35,312
	TOTAL	2,834,561
	Consumer Non-Cyclical - Products—0.0%
30,000	Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	31,054
91,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	94,165
	TOTAL	125,219
	Consumer Non-Cyclical - Tobacco—0.3%
105,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	111,376
81,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	86,572
116,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	111,452
68,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	60,701
313,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	264,967
88,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	88,041
	TOTAL	723,109
	Energy - Independent—0.3%
245,000	Apache Corp., Sr. Unsecd. Note, 5.100%, 9/1/2040	217,819
78,000	ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	66,299
30,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.200%, 4/18/2027	30,618
170,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	183,339
58,500	Hess Corp., Sr. Unsecd. Note, 7.300%, 8/15/2031	66,990
22,000	Marathon Oil Corp., Sr. Unsecd. Note, 6.800%, 3/15/2032	24,875
121,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	127,235
40,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	45,081
	TOTAL	762,256
	Energy - Integrated—0.1%
17,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	11,772
80,500	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.234%, 11/6/2028	80,789
24,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	24,420
150,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	149,321
77,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	65,843
	TOTAL	332,145
	Energy - Midstream—0.9%
93,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	93,144
64,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	65,999
144,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	148,529
141,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	149,125

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 74,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	$ 75,892
156,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	163,154
88,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.950%, 2/1/2041	95,148
23,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	24,165
100,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.000%, 2/1/2029	102,137
271,500	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	272,530
88,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	86,420
53,000	ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	51,823
230,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	247,592
271,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	256,138
178,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	168,547
179,000	Tennessee Gas Pipeline, Sr. Unsecd. Note, 7.000%, 3/15/2027	189,166
62,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 3/15/2029	62,994
80,000	Williams Cos., Inc., Sr. Unsecd. Note, 8.750%, 3/15/2032	97,896
	TOTAL	2,350,399
	Energy - Oil Field Services—0.1%
48,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	45,982
36,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	35,798
73,500	Schlumberger Investment S.A., Sr. Unsecd. Note, 2.650%, 6/26/2030	67,569
	TOTAL	149,349
	Energy - Refining—0.1%
148,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	131,849
26,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	24,979
10,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	11,650
	TOTAL	168,478
	Financial Institution - Banking—5.8%
85,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	85,156
245,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	257,519
590,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	517,333
402,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	358,531
767,500	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	807,106
143,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	140,366
44,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	38,175
86,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	86,118
55,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.650%, 1/28/2031	47,211
124,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	123,391
10,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.800%, 1/31/2028	9,786
64,500	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	67,120
77,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	71,657
605,000	Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	600,801
211,500	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	211,795
127,000	Citigroup, Inc., Sub. Note, 5.827%, 2/13/2035	132,632
69,000	Citizens Financial Group, Inc., 5.641%, 5/21/2037	68,309
198,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	176,147
432,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	445,342
70,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	70,888
307,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	320,667
26,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	24,834
1,026,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	906,691

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 245,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	$ 241,325
178,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	174,510
436,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	432,527
136,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	135,202
231,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.023%, 5/17/2033	229,315
435,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	373,781
28,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	25,197
110,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.260%, 2/22/2048	99,749
701,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	732,720
390,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.500%, 10/15/2040	417,498
135,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	146,780
221,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	233,893
124,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	135,826
327,000	Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	312,902
112,000	Morgan Stanley, Sr. Unsecd. Note, 5.297%, 4/20/2037	112,847
601,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	628,400
204,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	203,340
196,000	Northern Trust Corp., Sub., Note, 3.950%, 10/30/2025	195,253
562,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	584,975
250,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	258,982
194,000	State Street Corp., Sub., 2.200%, 3/3/2031	171,496
250,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	251,351
164,000	Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	163,499
182,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	191,735
120,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	127,570
50,000	US Bancorp, 4.967%, 7/22/2033	49,902
148,000	US Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	153,699
140,000	US Bancorp, Sub., Series MTN, 3.100%, 4/27/2026	137,457
70,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.164%, 2/11/2026	69,238
1,034,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	983,145
767,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	775,792
	TOTAL	14,317,481
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
50,500	Charles Schwab Corp., Sr. Unsecd. Note, 3.250%, 5/22/2029	48,534
164,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	162,725
287,500	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	307,767
12,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	11,920
12,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	11,987
	TOTAL	542,933
	Financial Institution - Finance Companies—0.3%
346,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	326,844
123,000	Air Lease Corp., Sr. Unsecd. Note, 3.125%, 12/1/2030	112,553
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	225,971
180,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	184,220
	TOTAL	849,588
	Financial Institution - Insurance - Health—0.2%
36,000	Anthem, Inc., Sr. Unsecd. Note, 2.250%, 5/15/2030	32,244
203,000	Centene Corp., 2.500%, 3/1/2031	174,485
51,000	The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	51,012

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Health—continued
$ 24,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	$ 24,107
192,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	198,630
	TOTAL	480,478
	Financial Institution - Insurance - Life—0.5%
198,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	208,694
30,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	34,440
183,000	Massachusetts Mutual Life Insurance Co., Sub., Note, 144A, 3.375%, 4/15/2050	135,033
151,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	215,786
88,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	65,350
100,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	102,468
62,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	69,484
308,500	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	272,558
49,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	46,312
	TOTAL	1,150,125
	Financial Institution - Insurance - P&C—0.6%
38,000	American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	35,697
118,500	American International Group, Sr. Unsecd. Note, 5.125%, 3/27/2033	122,119
123,000	Aon Corp., Sr. Unsecd. Note, 2.800%, 5/15/2030	113,232
45,000	Aon North America, Inc., 5.750%, 3/1/2054	47,670
29,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	24,865
87,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	85,976
450,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 4.650%, 8/15/2029	460,454
379,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	398,635
115,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	130,068
25,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	33,638
	TOTAL	1,452,354
	Financial Institution - REIT - Apartment—0.4%
158,500	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	155,500
353,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	355,208
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	312,156
144,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	122,662
	TOTAL	945,526
	Financial Institution - REIT - Healthcare—0.1%
125,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	104,648
24,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	23,975
111,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	100,384
	TOTAL	229,007
	Financial Institution - REIT - Office—0.1%
190,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	187,962
67,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	68,125
	TOTAL	256,087
	Financial Institution - REIT - Other—0.3%
100,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	101,450
105,000	ProLogis LP, Sr. Unsecd. Note, 5.250%, 6/15/2053	106,431
200,000	WP Carey, Inc., Sr. Unsecd. Note, 4.250%, 10/1/2026	199,213
220,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	224,898
	TOTAL	631,992
	Financial Institution - REIT - Retail—0.2%
372,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	360,943

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$ 120,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	$ 119,121
		TOTAL	480,064
		Gaming—0.0%
46,000		Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	45,480
		Technology—1.7%
70,500		Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	50,346
567,000		Apple, Inc., 1.650%, 5/11/2030	503,181
16,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	12,008
25,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	24,439
80,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	79,464
37,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	36,903
179,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	176,765
250,000		Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	259,438
181,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	174,147
32,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	32,700
250,000		Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	254,821
43,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	45,538
97,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	84,230
114,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	100,341
29,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	28,890
111,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	112,827
400,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	396,009
185,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	189,331
100,000		L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	104,263
24,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	23,980
50,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	51,347
37,000		Microsoft Corp., Sr. Unsecd. Note, 1.350%, 9/15/2030	32,211
197,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	144,635
76,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	70,670
34,000		Oracle Corp., Sr. Unsecd. Note, 3.250%, 5/15/2030	32,067
213,000		Oracle Corp., Sr. Unsecd. Note, 4.000%, 11/15/2047	174,883
196,000		Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	199,629
24,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	23,879
160,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	172,696
168,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	146,875
201,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	199,856
107,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	105,363
129,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	110,804
		TOTAL	4,154,536
		Technology Services—0.1%
200,000		NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	198,950
		Transportation - Railroads—0.2%
80,500		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.450%, 3/15/2043	75,655
51,000	[1]	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	52,719
202,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	200,519
217,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	199,074
		TOTAL	527,967
		Transportation - Services—0.4%
100,500		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	101,789

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 300,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	$ 315,734
106,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	100,780
268,500	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	277,708
135,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	140,682
108,000	United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	111,753
	TOTAL	1,048,446
	Utility - Electric—1.8%
115,500	AEP Texas, Inc., Sr. Unsecd. Note, Series I, 2.100%, 7/1/2030	101,771
119,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	109,409
101,500	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	107,087
200,000	Commonwealth Edison Co., 3.650%, 6/15/2046	162,664
95,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	87,899
279,500	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	299,809
27,000	Constellation Energy Group, Inc., Bond, 7.600%, 4/1/2032	31,647
135,000	Consumers Energy, 4.700%, 1/15/2030	138,352
52,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	49,284
325,000	Duke Energy Corp., Sr. Unsecd. Note, 4.500%, 8/15/2032	321,370
314,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	297,315
33,000	Duke Energy Indiana, LLC., Sr. Deb., 6.120%, 10/15/2035	36,459
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	300,070
300,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	294,252
207,500	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	171,346
40,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 4.150%, 12/15/2032	39,225
221,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	220,318
386,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	345,012
66,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	67,943
317,000	NiSource, Inc., Sr. Unsecd. Note, 1.700%, 2/15/2031	267,619
89,000	Ohio Power Co., Sr. Unsecd. Note, Series Q, 1.625%, 1/15/2031	74,710
200,000	Peco Energy Co., 2.800%, 6/15/2050	135,911
127,500	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	111,747
355,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	328,714
348,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 2.400%, 3/30/2032	303,025
117,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	107,952
	TOTAL	4,510,910
	Utility - Natural Gas—0.0%
70,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	74,631
	Utility - Natural Gas Distributor—0.3%
500,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	515,593
335,000	Southern Co. Gas Capital, Sr. Unsecd. Note, Series 20-A, 1.750%, 1/15/2031	284,146
	TOTAL	799,739
	TOTAL CORPORATE BONDS (IDENTIFIED COST $57,289,172)	58,407,230
	MORTGAGE-BACKED SECURITIES—8.9%
	Federal Home Loan Mortgage Corporation—5.5%
3,388,493	Federal Home Loan Mortgage Corp., Pool QE0764, 3.000%, 4/1/2052	3,042,537
4,506,929	Federal Home Loan Mortgage Corp., Pool SD8193, 2.000%, 2/1/2052	3,732,553
2,714,845	Federal Home Loan Mortgage Corp., Pool SD8213, 3.000%, 5/1/2052	2,437,666
3,847,551	Federal Home Loan Mortgage Corp., Pool SD8242, 3.000%, 9/1/2052	3,454,725

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$ 1,041,613		Federal Home Loan Mortgage Corp., Pool SD8338, 4.000%, 6/1/2053	$ 1,000,277
		TOTAL	13,667,758
		Federal National Mortgage Association—3.4%
1,916,524		Federal National Mortgage Association, Pool FS4947, 4.000%, 1/1/2053	1,842,263
3,187,881		Federal National Mortgage Association, Pool FS6599, 3.500%, 9/1/2052	2,970,774
1,778,488		Federal National Mortgage Association, Pool FS6809, 5.500%, 2/1/2054	1,799,948
1,057,263		Federal National Mortgage Association, Pool FS8360, 3.500%, 9/1/2052	984,921
995,673		Federal National Mortgage Association, Pool MA4731, 3.500%, 9/1/2052	927,863
		TOTAL	8,525,769
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $21,712,477)	22,193,527
		ASSET-BACKED SECURITIES—3.1%
		Auto Receivables—1.3%
190,000		BMW Vehicle Lease Trust 2024-1, Class A3, 5.200%, 3/25/2027	191,825
100,000		Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	103,023
100,000		Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	100,946
750,000		Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	763,945
1,000,000		SBNA Auto Lease Trust 2024-C, Class A3, 4.560%, 2/22/2028	1,001,407
1,000,000		Toyota Lease Owner Trust 2024-B, Class A3, 4.210%, 9/20/2027	999,223
200,000		World OMNI Select Auto Trust 2024-A, Class A3, 4.860%, 3/15/2029	202,604
		TOTAL	3,362,973
		Credit Card—0.3%
500,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/16/2029	514,636
175,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	179,537
		TOTAL	694,173
		Equipment Lease—1.5%
1,000,000		DLLAD LLC 2024-1A, Class A3, 5.300%, 7/20/2029	1,026,789
1,000,000		John Deere Owner Trust 2024-B, Class A3, 5.200%, 3/15/2029	1,025,060
1,000,000		John Deere Owner Trust 2024-C, Class A3, 4.060%, 6/15/2029	997,743
650,000		Volvo Financial Equipment LLC 2024-1A, Class A3, 4.290%, 10/16/2028	651,880
		TOTAL	3,701,472
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,663,775)	7,758,618
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.4%
		Federal Home Loan Mortgage Corporation—1.4%
1,697,998	[1]	FHLMC REMIC, Series 5396, Class FG, 6.330% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	1,695,418
1,802,686	[1]	FHLMC REMIC, Series 5402, Class FB, 6.430% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	1,808,513
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,488,516)	3,503,931
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.4%
		Financial Institution - Banking—0.4%
1,000,000		Bank 2024-BNK48 A4, Class A4, 4.775%, 8/15/2034 (IDENTIFIED COST $1,009,950)	1,002,713
		FOREIGN GOVERNMENTS/AGENCY—0.1%
		Sovereign—0.1%
BRL 1,000,000		Letra Tesouro Nacional, Sr. Unsecd. Note, Series LTN, 0.000%, 7/1/2027 (IDENTIFIED COST $153,473)	133,414
		PURCHASED CALL OPTIONS—0.1%
75		United States Treasury, 0.000%, Notional Amount $268,275, Exercise Price $110, Expiration Date 11/23/2024	55,664
30		United States Treasury, 0.000%, Notional Amount $3,725,400, Exercise Price $126, Expiration Date 11/23/2024	46,406

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	PURCHASED CALL OPTIONS—continued
140	United States Treasury, 0.000%, Notional Amount $1,022,280, Exercise Price $104.375, Expiration Date 11/23/2024	$ 74,375
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $198,093)	176,445
	PURCHASED PUT OPTIONS—0.0%
750,000	Barclays USD PUT/MXN CALL (PUT-Option), Notional Amount $9,112,500, Exercise Price $18.9, Expiration Date 10/21/2024	1,133
1,000,000	Morgan Stanley EUR PUT/USD CALL (PUT-Option), Notional Amount $104,240,000, Exercise Price $1.11, Expiration Date 12/17/2024	9,642
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $20,249)	10,775
	EXCHANGE-TRADED FUNDS—11.7%
204,870	iShares MBS ETF	19,628,595
201,320	Vanguard Mortgage-Backed Securities ETF	9,504,317
	TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $28,572,094)	29,132,912
	INVESTMENT COMPANIES—18.6%
48,235	Bank Loan Core Fund	418,677
955,375	Emerging Markets Core Fund	8,435,960
2,703,637	Federated Hermes Government Obligations Fund, Premier Shares, 4.84%[2]	2,703,637
1,085,879	High Yield Bond Core Fund	6,211,229
2,480,424	Mortgage Core Fund	21,232,430
806,202	Project and Trade Finance Core Fund	7,142,948
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $45,390,562)	46,144,881
	TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $245,497,726)	249,299,496
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[3]	(1,108,374)
	TOTAL NET ASSETS—100%	$248,191,122
At September 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	46	$9,579,141	December 2024	$(27,828)
United States Treasury Notes 5-Year Long Futures	64	$7,032,500	December 2024	$7,856
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(19,972)

At September 30, 2024, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
BMO Capital	AUD CALL/USD PUT	(1,000,000)	$1,000,000	October 2024	$0.68	$(19,359)
BOFA	AUD CALL/USD PUT	(1,500,000)	$1,500,000	November 2024	$0.70	$(15,417)
Morgan Stanley	EUR CALL/USD PUT	(2,000,000)	$2,000,000	December 2024	$1.14	$(11,460)
Toronto Dominion	NZD CALL/USD PUT	(1,000,000)	$1,000,000	October 2024	$0.63	$(15,792)
UBS	USD CALL/MXN PUT	(1,500,000)	$1,500,000	November 2024	$19.30	$(59,500)
UBS	USD CALL/NOK PUT	(1,500,000)	$1,500,000	October 2024	$11.00	$(1,503)
Wells Fargo	United States Treasury	(60)	$7,450,800	October 2024	$127.00	$(21,563)
Wells Fargo	United States Treasury	(150)	$536,550	October 2024	$110.50	$(36,328)
Put Options:
BOFA	USD PUT/ZAR CALL	(1,500,000)	$1,500,000	November 2024	$17.60	$(39,832)
BOFA	AUD PUT/USD CALL	(2,500,000)	$2,500,000	November 2024	$0.66	$(7,828)
Morgan Stanley	NZD PUT/USD CALL	(1,000,000)	$1,000,000	October 2024	$0.61	$(1,306)
UBS	USD PUT/NOK CALL	(1,500,000)	$1,500,000	October 2024	$10.30	$(3,545)
UBS	USD PUT/MXN CALL	(1,500,000)	$1,500,000	November 2024	$18.00	$(1,478)
Wells Fargo	United States Treasury	(150)	$536,550	October 2024	$109.75	$(62,109)
Wells Fargo	United States Treasury	(40)	$4,967,200	October 2024	$124.00	$(49,375)
Wells Fargo	United States Treasury	(140)	$1,022,280	October 2024	$125.00	$(65,625)
(Premium Received $387,618)						$(412,020)
Net Unrealized Appreciation/Depreciation on Futures Contracts and Value of Written Options Contracts is included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2024, were as follows:
Affiliates	Value as of 6/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2024	Shares Held as of 9/30/2024	Dividend Income
Bank Loan Core Fund	$421,089	$—	$—	$(2,412)	$—	$418,677	48,235	$8,860
Emerging Markets Core Fund	$3,449,402	$4,750,000	$—	$236,558	$—	$8,435,960	955,375	$82,979
Federated Hermes Government Obligations Fund, Premier Shares,	$2,152,622	$3,950,000	$—	$108,607	$—	$6,211,229	1,085,879	$53,448
High Yield Bond Core Fund	$461,628	$19,525,366	$(17,283,357)	$—	$—	$2,703,637	2,703,637	$17,662
Mortgage Core Fund	$9,827,202	$11,000,000	$—	$405,228	$—	$21,232,430	2,480,424	$128,273
Project and Trade Finance Core Fund	$3,253,377	$3,875,000	$—	$14,571	$—	$7,142,948	806,202	$88,983
TOTAL OF AFFILIATED TRANSACTIONS	$19,565,320	$43,100,366	$(17,283,357)	$762,552	$—	$46,144,881	8,079,752	$380,205

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities or exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees ’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$80,835,050	$—	$80,835,050
Corporate Bonds	—	58,407,230	—	58,407,230
Mortgage-Backed Securities	—	22,193,527	—	22,193,527
Asset-Backed Securities	—	7,758,618	—	7,758,618
Collateralized Mortgage Obligations	—	3,503,931	—	3,503,931
Commercial Mortgage-Backed Security	—	1,002,713	—	1,002,713
Foreign Governments/Agency	—	133,414	—	133,414
Purchased Call Options	176,445	—	—	176,445
Purchased Put Options	—	10,775	—	10,775
Exchange-Traded Funds	29,132,912	—	—	29,132,912
Investment Companies	39,001,933	—	—	39,001,933
Other Investments[1]	—	—	—	7,142,948
TOTAL SECURITIES	$68,311,290	$173,845,258	$—	$249,299,496
Other Financial Instruments:
Assets
Futures Contracts	$7,856	$—	$—	$7,856
Liabilities
Futures Contracts	(27,828)	—	—	(27,828)
Written Options Contracts	(235,000)	(177,020)	—	(412,020)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(254,972)	$(177,020)	$—	$(431,992)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $7,142,948 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar